Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($) Segment
Accounting Policies [Line Items]
Advetising expenses		$ 1,530	$ 1,851	$ 1,075
Defined contribution plan as a percentage of basic compensation		25.50%	25.50%	25.50%
Defined contribution plan costs		$ 2,610	$ 1,695	$ 1,689
Number of operating segments | Segment		1	1	1
Percentage of after tax profits to be appropriated to statutory fund		10.00%	10.00%	10.00%
Statutory surplus fund required as a percentage of registered capital		50.00%	50.00%	50.00%
Restricted cash and cash equivalents		$ 1,545	$ 664
Impairment of long lived assets		0	0	$ 0
Transaction realized gain (loss)		4,900	2,000	1,000
Government [Member]
Accounting Policies [Line Items]
Government grants		$ 1,085	$ 0	$ 0
Purchases [Member] | Supplier Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage		10.00%
Minimum [Member] | No Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage		10.00%	10.00%	10.00%
Minimum [Member] | No Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage		10.00%
Minimum [Member] | No Customer [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%
Minimum [Member] | One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			10.00%
UNITED STATES [Member] | United States of America, Dollars [Member]
Accounting Policies [Line Items]
Restricted cash and cash equivalents		$ 1,545	$ 664
Redeemable Convertible Preferred Stock [Member]
Accounting Policies [Line Items]
Stockholders equity note stock split conversion ratio	0.002
Common Stock [Member]
Accounting Policies [Line Items]
Stockholders equity note stock split conversion ratio	0.002
Share-Based Payment Arrangement, Option [Member] | 2008 Share Incentive Plan [Member]
Accounting Policies [Line Items]
Stockholders equity note stock split conversion ratio	0.002
Share-Based Payment Arrangement, Option [Member] | 2017 Share Incentive Plan [Member]
Accounting Policies [Line Items]
Stockholders equity note stock split conversion ratio	0.002
Restricted Stock Units (RSUs) [Member] | 2008 Share Incentive Plan [Member]
Accounting Policies [Line Items]
Stockholders equity note stock split conversion ratio	0.002
Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Accounting Policies [Line Items]
Stockholders equity note stock split conversion ratio	0.002